Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012
Derivative [Line Items]
Trade accounts receivable	$ 219,000,000	$ 248,000,000
Fair value of level 2 assets		0
Fair value of level 2 liabilities		40
Offsetting Cross Currency Swap
Derivative [Line Items]
Payments for settlement of derivatives	40,000,000
Notional value of derivatives		229,000,000
Highly Leveraged Trade Accounts Receivable
Derivative [Line Items]
Trade accounts receivable	60,000,000	52,000,000
Credit Risk Contract
Derivative [Line Items]
Collateral required if credit-risk related features are triggered		$ 40,000,000
Cash Flow Hedging
Derivative [Line Items]
Minimum correlation rate of commodity instrument and underlying hedges	80.00%
Maximum correlation rate of commodity instrument and underlying hedges	125.00%